                       THE TURKISH INVESTMENT FUND, INC.

                 ---------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 James W. Grisham
Michael F. Klein             VICE PRESIDENT
PRESIDENT AND DIRECTOR       Harold J. Schaaff, Jr.
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
David B. Gill                SECRETARY
DIRECTOR                     Joanna M. Haigney
Graham E. Jones              TREASURER
DIRECTOR                     Belinda A. Brady
John A. Levin                ASSISTANT TREASURER
DIRECTOR

                 ---------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Asset Management Limited
25 Cabot Square
Canary Wharf
London EI4 4QA
England
            --------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
            --------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Investors Bank and Trust Company
89 South Street
Boston, Massachusetts 02111
(800) 342-8756
            --------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
            --------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

             ------------------------------------------------------

                                      THE
                                    TURKISH
                                   INVESTMENT
                                   FUND, INC.

             ------------------------------------------------------

                              THIRD QUARTER REPORT
                                 JULY 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine months ended July 31, 1997, The Turkish Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 30.41% compared to 48.33% for the U.S. dollar adjusted MSCI Turkey Index (the "Index"). For the one year ended July 31, 1997, the Fund had a total return, based on net asset value per share, of 40.23% compared with 66.81% for the Index. For the period from the Fund's commencement of operations on December 5, 1989 through July 31, 1997, the Fund's total return, based on net asset value per share, was -29.58% compared to 35.90% for the Index. On July 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $6.75, representing a 4.8% discount to the net asset value per share.

For the three month period ended July 31, 1997, the Fund had a total return, based on net asset value per share, of 21.20% compared with 14.61% for the Index. Relative outperformance for the quarter can be attributed to strong gains registered by portfolio heavyweights such as Eregli Demir Ve Celik, Yapi Kredi Bank, Arcelik and Turk Garanti Bank. Some of our smaller cap holdings such as cement producer Goltas Cimento and the dairy products manufacturer Pinar Sut also did well.

For the market as a whole the past quarter was indeed a volatile one. Of paramount importance was the surprisingly strong bid for political power by the newly resurgent pro-secularist front led by the center-right ANAP party and supported by the left of center CHP and DSP parties. Effectively capitalizing on the growing split between pro and anti-Tansu Ciller supporters within rival DYP, ANAP was able to attract a large number of disaffected MPs to its side, thus giving it the necessary numbers for the July vote of confidence that it secured.

Two factors spurred the collapse of the Refah-DYP coalition government. One was the hubris of Refah. The other was the inherent weakness of DYP. Having been so long in opposition, Refah party members found sudden incumbency to be too intoxicating for their own good. As a result, they made the grave mistake of challenging the secularist bureaucratic, military and political elites. The secularist elites, egged on by the military, responded quickly -- especially on the issue of education. Refah, while out of the game for the short term, will benefit in the long run as its anti-establishment credentials have only been strengthened. The always pro-establishment DYP will not be so lucky. Ciller's Faustian pact with Erbakan, while an astute move at the time, has very likely ended her career in Turkish politics while at the same time devastating the near to medium term prospects for her party.

The next question will be the extent to which this anti-Islamist front can actually govern. Traditionally it has been the lack of a strong enough political platform capable of pulling together disparate political tendencies that has doomed previous attempts at coalition governments in Turkey. What makes this coalition different is not its make-up as the uneven mix between left and right that has figured in past governments; continues now, instead, it is the avidly pro-secularist views put forth by the government that make it unique. Secularism in Turkey has always been more of a social and constitutional concept. The recent actions of Refah however have politicized secularism and it is this politicization which could very well keep this government together long enough for it to make some headway on the economic reform front.

Ironically, the outgoing party has left the economy in pretty good shape. Growth at 7% is strong, reserves at $16.5 billion are at historically high levels, the maturity structure of domestic debt has been lengthened, thus bringing down rates and the current account deficit of 2.5% of GDP is easily manageable in the face of strong inflows forecast for this year.

Nevertheless, the reform challenges facing the new government are formidable. The budget deficit remains too high at 8% of GDP, inflation is pushing up beyond the 80% level and the long dormant privatization process needs to be revived. What is encouraging however is the makeup of those in the new government responsible for the economy. Gunes Taner and Isin Celebi both cut their policy teeth during the early days of Turgut Ozal in the mid 1980s. As the intellectual fathers of privatization in Turkey, Taner and Celebi are well aware of the importance of a successful privatization effort for the broader economy. Procedures have already been set in place to facilitate sell offs in the telecommunications, oil and gas and iron and steel sectors. If successful, such sell-offs can raise upwards of $5 billion.

Again, for any such reform program to work, the political support of the left-of-center political parties will be essential. As long as Refah remains a threat to the current government, it is likely that the secularist front will continue, thus allowing for consensus-based decisions on economic reform to be implemented. It is a historic opportunity for this government which has promised to call for early elections in late 1998. As long as the spirit of consensus lasts, ANAP and its supporters have an opportunity to put forward a genuine program of structural reform. If and when this happens the stock market is expected to surge as a result.

With regard to the portfolio, we retain our overweight positions in the liquid large cap stocks such as the banks (Yapi Kredi and Garanti), Eregli Demir Ve Celik (iron and steel) and Arcelik, the white goods manufacturer. All of these companies continue to benefit from the strong economy and will stand to gain even more if and when interest rates start to decrease. We have also increased our exposure to the cement sector through Akcansa, Baticim and Goltas. Cement prices have been on the rise as the sector continues to restructure.

Sincerely,

                 [SIGNATURE]

Michael F. Klein
PRESIDENT AND DIRECTOR

        [SIGNATURE]

Landon Thomas
PORTFOLIO MANAGER

        [SIGNATURE]

Madhav Dhar
PORTFOLIO MANAGER

       [SIGNATURE]

Robert L. Meyer
PORTFOLIO MANAGER

August 1997

--------------------------
Robert L. Meyer has assumed portfolio management responsibilities for the Fund from Marianne L. Hay, effective April 1, 1997. Mr. Meyer is a Managing Director of Morgan Stanley Asset Management Inc. and co-manager of MSAM's global emerging markets equity portfolios.

Madhav Dhar has also assumed portfolio management responsibilities for the Fund effective April 1, 1997. Mr. Dhar is a Managing Director of Morgan Stanley Asset Management Inc. and chief portfolio manager of MSAM's global emerging market equity portfolios.

The Turkish Investment Fund, Inc.
Investment Summary as of July 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                          TOTAL RETURN (%)
                        ------------------------------------------------------------------------------------
                             MARKET VALUE (1)          NET ASSET VALUE (2)               INDEX (3)
                        --------------------------  --------------------------  ----------------------------
                                         AVERAGE                     AVERAGE                       AVERAGE
                         CUMULATIVE      ANNUAL      CUMULATIVE      ANNUAL       CUMULATIVE       ANNUAL
                        --------------------------  --------------------------  ----------------------------
FISCAL YEAR TO DATE           28.66%           --         30.41%           --          48.33%            --
ONE YEAR                      38.31         38.31%        40.23         40.23%         66.81          66.81%
FIVE YEAR                      4.45          0.87         25.92          4.72          98.42          14.69
SINCE INCEPTION*             -32.95         -5.09        -29.58         -4.48          35.90           4.09

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION
A BAR GRAPH PRESENTING FUND TOTAL RETURN AND INDEX TOTAL RETURN, AS LISTED BELOW, IS REFLECTED HERE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       TOTAL RETURN
  YEARS ENDED OCTOBER 31:
                                                                                                           NINE MONTHS
                                                                                                              ENDED
                               1990*      1991       1992       1993       1994       1995       1996     JULY 31, 1997
Net Asset Value Per Share       $12.78      $5.16      $4.69      $9.41      $4.89      $5.93      $5.57           $7.09
Market Value Per Share           $9.38      $7.00      $6.00     $10.38      $6.88      $5.88      $5.38           $6.75
Premium/(Discount)              -26.6%      35.7%      27.9%      10.3%      40.7%      -0.8%      -3.5%           -4.8%
Income Dividends                 $0.03          -      $0.07      $0.04      $0.12          -      $0.12           $0.14
Capital Gains Distributions          -      $0.07      $0.17          -          -          -          -               -
Fund Total Return (2)           14.80%    -59.27%     -6.36%    102.39%    -47.61%     21.27%     -4.09%          30.41%
Index Total Return (3)          93.17%    -64.65%    -21.03%    156.26%    -45.26%     26.48%     -4.24%          48.33%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The MSCI Turkey Index is an unmanaged index of common stocks.
* The Fund commenced operations on December 5, 1989.

The Turkish Investment Fund, Inc.
Portfolio Summary as of July 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Equity Securities           94.3%
 Short-Term Investments       5.7%

--------------------------------------------------------------------------------
SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Appliances & Household Durables          6.5%
Banking                                 21.5%
Beverages & Tobacco                      6.6%
Building Materials & Components         14.7%
Financial Services                       1.4%
Food & Household Products                6.5%
Merchandising                            8.2%
Metals -- Steel                          8.6%
Multi-Industry                           3.2%
Transportation -- Airlines               3.8%
Other                                   19.0%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                              PERCENT OF
                                              NET ASSETS
                                             -------------
       1.  Turkiye Garanti Bankasi                 10.3%
       2.  Yapi Kredi Bankasi                       9.3
       3.  Eregli Demir Ve Celik                    8.7
       4.  Goltas Cimento                           8.0
       5.  Arcelik                                  6.6

                                              PERCENT OF
                                              NET ASSETS
                                             -------------
       6.  Pinar Sut                                5.7%
       7.  Carsi Buyuk Magazacilik                  4.3
       8.  Migros                                   4.0
       9.  Usas Ucak Servisi                        3.9
      10.  Turk Sise Ve Cam Fabrikalari             3.0
                                                  -----
                                                   63.8%
                                                  -----
                                                  -----

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
---------

JULY 31, 1997

                                                                    VALUE
                                                    SHARES          (000)
----------------------------------------------------------------
-------------
TURKISH COMMON STOCKS (92.8%)
(Unless otherwise noted)
--------------------------------------------------
----------
APPLIANCES & HOUSEHOLD DURABLES (6.5%)
  Arcelik                                       29,539,500   U.S.$  3,233
                                                            -------------
----------------------------------------------------------------
-------------
AUTOMOBILES (2.5%)
  Otosan Otomobil                                2,140,000          1,258
                                                            -------------
----------------------------------------------------------------
-------------
BANKING (21.5%)
  Turkiye Garanti Bankasi                      130,055,547          4,881
  Turkiye Garanti Bankasi GDS                       38,802            157
  Turkiye Garanti Bankasi GDS (Rights)               7,864             21
  Turkiye Is Bankasi                             3,375,000          1,119
  Yapi Kredi Bankasi                           195,594,500          4,588
                                                            -------------
                                                                   10,766
                                                            -------------
----------------------------------------------------------------
-------------
BEVERAGES & TOBACCO (6.6%)
  Ege Biracilik                                  4,091,000            908
  Erciyas Biracilik                              7,012,000          1,009
  Guney Biracilik Ve Malt Sanayii               14,280,000            866
  Turk Tuborg                                   15,785,000            484
                                                            -------------
                                                                    3,267
                                                            -------------
----------------------------------------------------------------
-------------
BUILDING MATERIALS & COMPONENTS (14.7%)
  Akcansa Cimento                                7,730,000          1,197
  Baticim Bati Anadolu Cimento Sanayii           7,175,000            752
  Goltas Cimento                                 9,835,000          3,937
  Turk Sise Ve Cam Fabrikalari                  23,540,000          1,458
                                                            -------------
                                                                    7,344
                                                            -------------
----------------------------------------------------------------
-------------
ELECTRICAL & ELECTRONICS (2.4%)
  Vestel Elektronik Sanayi Ve Ticaret           18,645,000          1,213
                                                            -------------
----------------------------------------------------------------
-------------
FINANCIAL SERVICES (1.4%)
  Global Securities Degerler SA                 27,794,000            649
  Global Securities Private Placement            4,585,000             39
  Global Securities Services, Inc. Ltd.
    (New)                                            1,360             --@
                                                            -------------
                                                                      688
                                                            -------------
----------------------------------------------------------------
-------------
FOOD & HOUSEHOLD PRODUCTS (6.5%)
  Konfrut Gida                                  14,945,000            435
  Pinar Sut                                     51,693,500          2,781
                                                            -------------
                                                                    3,216
                                                            -------------
----------------------------------------------------------------
-------------
FOREST PRODUCTS & PAPER (2.2%)
  Kartonsan                                     15,520,000          1,116
                                                            -------------
----------------------------------------------------------------
-------------

                                                                    VALUE
                                                    SHARES          (000)
--------------------------------------------------------
------------
INSURANCE (2.0%)
  Gunes Sigorta                                 38,500,000   U.S.$  1,011
                                                            -------------
----------------------------------------------------------------
-------------
MERCHANDISING (8.2%)
  Carsi Buyuk Magazacilik                        4,252,000          2,128
  Migros                                         3,084,000          1,977
                                                            -------------
                                                                    4,105
                                                            -------------
----------------------------------------------------------------
-------------
METALS -- STEEL (8.6%)
  Eregli Demir Ve Celik                         25,600,000          4,283
                                                            -------------
----------------------------------------------------------------
-------------
MULTI-INDUSTRY (3.2%)
  Alarko Holding                                 2,695,000            409
  Koc Holding                                    4,820,000          1,176
                                                            -------------
                                                                    1,585
                                                            -------------
----------------------------------------------------------------
-------------
TELECOMMUNICATIONS (2.7%)
  Netas Telekomunik                              4,650,000          1,367
                                                            -------------
----------------------------------------------------------------
-------------
TEXTILES & APPAREL (0.0%)
  Bossa                                            657,000             12
                                                            -------------
----------------------------------------------------------------
-------------
TRANSPORTATION -- AIRLINES (3.8%)
  Usas Ucak Servisi                                660,000          1,899
                                                            -------------
----------------------------------------------------------------
-------------
TOTAL TURKISH COMMON STOCKS
  (Cost U.S. $38,948)                                              46,363
                                                            -------------
----------------------------------------------------------------
-------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.3%)
  (Interest Bearing Demand Account)
    Turkish Lira (Cost U.S. $130)         TRL   19,992,286            125
                                                            -------------
----------------------------------------------------------------
-------------
SHORT-TERM INVESTMENT (5.3%)
REPURCHASE AGREEMENT (5.3%)
  Chase Securities, Inc., 5.57%, dated
   7/31/97, due 8/1/97, to be
   repurchased at U.S. $2,666,
   collateralized by U.S. $2,480 U.S.
   Treasury Bond, 6.875%, due 8/15/25,
   valued at U.S. $2,727 (Cost U.S.
   $2,666)                                U.S.$      2,666          2,666
                                                            -------------
----------------------------------------------------------------
-------------

                                                    AMOUNT         AMOUNT
                                                     (000)          (000)
--------------------------------------------------------
------------
TOTAL INVESTMENTS (98.4%)
  (Cost U.S. $41,744)                                        U.S.$ 49,154
                                                            -------------
----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (1.6%)
  Other Assets                            U.S.$      3,699
  Liabilities                                       (2,890)           809
                                          ----------------  -------------
----------------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 7,046,430 issued and outstanding
    $0.01 par value shares (30,000,000 shares
    authorized)                                              U.S.$ 49,963
                                                            -------------
                                                            -------------
----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                                    U.S.$   7.09
                                                            -------------
                                                            -------------
----------------------------------------------------------------
-------------

  @  --  Value is less than U.S. $500.
GDS  --  Global Depositary Shares.
         July 31, 1997 exchange rate -- Turkish Lira (TRL)
         159,880 = U.S.$1.00

                                       7